FINANCIAL INSTRUMENTS - Schedule of Foreign Currency Sensitivity Analysis (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure foreign currency sensitivity analysis [line items]
Settle transactions in foreign currency of percentage	21.00%
Gain (loss) on financial borrowings	$ 1,836,132	$ 54,919,417
In Dollars
Disclosure foreign currency sensitivity analysis [line items]
Income for the year	28,616,150
Shareholders’ Equity	28,616,150
Euros
Disclosure foreign currency sensitivity analysis [line items]
Income for the year	170,994
Shareholders’ Equity	$ 170,994